Related Party Transactions (Details) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Related Party Transactions Details
Company recorded revenue from INVENT Ventures	$ 40,000	$ 32,500
Related party charged the Company management fees	178,587	99,575
Payables for related party for providing office space	31,250	43,750
Company owed amounts payable to related party	$ 31,067	$ 13,244